Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 4,844.7	¥ 4,126.7	¥ 3,738.8
General and administrative expenses	(2,651.5)	(2,402.0)	(2,250.6)
Others	137.7	(5.4)	72.0
Consolidated net business profit	2,330.9	1,719.3	1,560.2
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,253.4	931.3	835.2
General and administrative expenses	(407.9)	(328.1)	(311.0)
Others	151.6	126.0	107.9
Consolidated net business profit	997.1	729.2	632.1
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,555.6	1,377.3	1,290.0
General and administrative expenses	(1,134.6)	(1,110.3)	(1,079.9)
Others	6.7	6.8	5.6
Consolidated net business profit	427.7	273.8	215.7
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,550.9	1,344.9	1,375.9
General and administrative expenses	(1,063.4)	(903.3)	(809.3)
Others	168.3	150.4	78.3
Consolidated net business profit	655.8	592.0	644.9
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	697.8	636.6	526.2
General and administrative expenses	(228.5)	(196.0)	(165.3)
Others	39.4	33.9	29.0
Consolidated net business profit	508.7	474.5	389.9
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(213.0)	(163.4)	(288.5)
General and administrative expenses	182.9	135.7	114.9
Others	(228.3)	(322.5)	(148.8)
Consolidated net business profit	¥ (258.4)	¥ (350.2)	¥ (322.4)